Offerings	Oct. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,295,250
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 21,476,250.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,868.43
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act. Includes additional shares of common stock (the "Common Stock") or pre-funded warrants (the "Pre-Funded Warrants") in lieu thereof, and/or warrants (the "Warrants"), that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. The proposed maximum aggregate offering price of the Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants offered and sold in this offering, and as such, the proposed maximum aggregate offering price of the Common Stock and Pre-Funded Warrants (including the Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $21,476,250.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	4,295,250
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Warrants
Amount Registered | shares	4,295,250
Proposed Maximum Offering Price per Unit	6.25
Maximum Aggregate Offering Price	$ 26,845,312.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,335.54
Offering Note	(a) Pursuant to Rule 457(g) promulgated under the Securities Act, based on the exercise price of the Warrants of $6.25 per share. The Warrants ("Warrants") accompanying the Common Stock have an exercise price equal to 125% of the public offering price. (b) See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Shares of Common Stock underlying Representative's Warrants)
Amount Registered | shares	214,763
Proposed Maximum Offering Price per Unit	6.25
Maximum Aggregate Offering Price	$ 1,342,268.75
Fee Rate	0.0087%
Amount of Registration Fee	$ 116.78
Offering Note	(a) Upon the closing of this offering, the Company will issue the Representative warrants ("Representative's Warrants") to purchase up to 5% of the aggregate number of shares of Common Stock sold in this offering, including any shares of Common Stock issued upon exercise of the overallotment option. The Representative's Warrants have an exercise price equal to 125% of the public offering price. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g), based on the exercise price of $6.25 per share. (c) See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the Representative's Warrants because the Representative's Warrants are being registered in the same registration statement as the Common Stock issuable upon exercise of the Representative's Warrants. The Representative's Warrants have an exercise price equal to 125% of the public offering price. (b) See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the Pre-Funded Warrants issued in this offering because the Pre-Funded Warrants are being registered in the same registration statement as the Common Stock issuable upon exercise of the Pre-Funded Warrants. (b) See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Shares of Common Stock underlying the Pre-Funded Warrants)
Amount Registered | shares	4,295,250
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(a) See Note 1. (b) Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants, as the aggregate exercise price of the Pre-Funded Warrants (other than the nominal exercise price of $0.0001 per share) is included in the proposed maximum aggregate offering price set forth in Note 1.